INTANGIBLE ASSETS (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended		0 Months Ended					0 Months Ended
	Feb. 05, 2010	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014	Jun. 24, 2008 Prostagenics Agreement [Member] Fixed Cash Licensing Fee [Member] Patent Rights, Technology, Know-How and Preclinical Research Data [Member]	Feb. 05, 2010 Prostagenics Agreement [Member] Reimbursement of Research and Development Consideration [Member] Patent Rights, Technology, Know-How and Preclinical Research Data [Member]	Feb. 05, 2010 Prostagenics Agreement [Member] Licensing Payment Due Upon Completing Phase I [Member] Patent Rights, Technology, Know-How and Preclinical Research Data [Member]	Feb. 05, 2010 Prostagenics Agreement [Member] Consideration Payable after Completing Phase II [Member] Patent Rights, Technology, Know-How and Preclinical Research Data [Member]	Feb. 05, 2010 Prostagenics Agreement [Member] Consideration Payable after Completing Phase II [Member] Patent Rights, Technology, Know-How and Preclinical Research Data [Member]	Jun. 24, 2008 Supported Research and License Agreement with New York Medical College [Member] Sales of Diagnostic Products [Member] Patent Rights, Technology and Know-How [Member]	Jun. 24, 2008 Supported Research and License Agreement with New York Medical College [Member] Sale of Therapeutic Products [Member] Patent Rights, Technology and Know-How [Member]	Jun. 24, 2008 Supported Research and License Agreement with New York Medical College [Member] Patent Rights, Technology and Know-How [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Number of Shareholders	2
Intangible Assets Acquired, Term of Consideration, Description									a) To pay Prostagenics a fixed cash licensing fee of $200,000 in four (4) installments through April 1, 2011, all of which has been paid	b) To reimburse $284,500 of research and development expenses incurred by Prostagenics (See Note 7),	b) To reimburse $284,500 of research and development expenses incurred by Prostagenics (See Note 7),c) To pay Prostagenics a fixed cash licensing payment of $25,000 within fifteen (15) days upon completing a phase I clinical trial as defined by the Food and Drug Administration ("FDA")	d) To issue Prostagenics a convertible note payable with a face value of $1,500,000 within fifteen (15) days upon completing a phase II clinical trial as defined by the FDA.
Payments to Acquire Intangible Assets		$ 0	$ 0	$ 0	$ 0	$ 230,000		$ 230,000	$ 200,000	$ 284,500	$ 25,000
Debt Instrument, Face Amount													1,500,000
Debt Instrument, Maturity Date, Description												thirty-six months from the date of theProstagenics completes phase II clinical trial
Debt Instrument, Interest Rate, Stated Percentage													5.00%
Debt Instrument, Convertible, Terms of Conversion Feature												The note is convertible into shares of the Company's common stock at a 20% discount of the average closing price of the Company's common stock for the ten (10) business days prior to the conversion, subject to a minimum floor price of $0.50 per share. If the Company's shares are publicly traded, Prostagenics will have registration rights with respect to the conversion of the shares subject to a one-year lock-up period and agreed not to liquidate more than 25% of its share per quarter upon expiration of the one-year lock-up period.
Payments to Acquire Interest in Joint Venture																30,000
Royalty Rate Description														3% of net sales revenue (as defined) for sales between $0 - $20,000,000, 2% for sales between $20,000,001 - $50,000,000, and 1% of sales in excess of $50,000,000	1% of net sales revenue (as defined) for sales between $0 - $2,000,000, 2% for sales between $2,000,001 - $5,000,000, and 3% of sales in excess of $5,000,000
Other Commitments, Description																For any sublicense fees, royalties from sublicenses, maintenance fees or similar charges received from sublicenses, the Company will be required to be pay NYMC 17.5% of such fees earned.
Sublicense Fees and Other Fees, Royalty Percentage																17.50%
Amortization of Intangible Assets		$ 5,044	$ 5,043	$ 20,175	$ 20,174	$ 82,403	$ 87,447	$ 87,447